NOTE 5 - PATENTS AND TRADEMARKS (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and trademarks

	2018	2017
Patents and trademarks	$280,490	$267,205
Less: Accumulated amortization	(226,619)	(221,227)
	$53,871	$45,978